BANK INDEBTEDNESS AND LONG-TERM DEBT - Principal repayments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 1,171,972	$ 1,155,786
Long-Term Debt Besides Credit Facility Variable Interest Payments
Disclosure of detailed information about borrowings [line items]
Interest	105,850
Long-Term Debt Besides Credit Facility Variable Interest Payments | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	1,180,346
Long-Term Debt Besides Credit Facility Variable Interest Payments | Less than one year
Disclosure of detailed information about borrowings [line items]
Interest	20,971
Long-Term Debt Besides Credit Facility Variable Interest Payments | Less than one year | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	176
Long-Term Debt Besides Credit Facility Variable Interest Payments | One - two years
Disclosure of detailed information about borrowings [line items]
Interest	20,864
Long-Term Debt Besides Credit Facility Variable Interest Payments | One - two years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	256
Long-Term Debt Besides Credit Facility Variable Interest Payments | Two - three years
Disclosure of detailed information about borrowings [line items]
Interest	20,748
Long-Term Debt Besides Credit Facility Variable Interest Payments | Two - three years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	616,102
Long-Term Debt Besides Credit Facility Variable Interest Payments | Three - four years
Disclosure of detailed information about borrowings [line items]
Interest	20,620
Long-Term Debt Besides Credit Facility Variable Interest Payments | Three - four years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	88,225
Long-Term Debt Besides Credit Facility Variable Interest Payments | Four - five years
Disclosure of detailed information about borrowings [line items]
Interest	20,476
Long-Term Debt Besides Credit Facility Variable Interest Payments | Four - five years | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	474,267
Long-Term Debt Besides Credit Facility Variable Interest Payments | Thereafter
Disclosure of detailed information about borrowings [line items]
Interest	2,171
Long-Term Debt Besides Credit Facility Variable Interest Payments | Thereafter | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Principal	$ 1,320